Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Inventories
Raw materials	$ 18	$ 19
Work in progress	1	4
Finished goods	289	264
Total	308	287	[1]	$ 264	[1]
Inventory impairment charge	1	2		4
Inventory recognised as an expense	$ 417	$ 464		$ 479

[1]	Refer to foreign currency translation in material accounting policies section.